GENX MOBILE INC Narrative (Details) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended
	Aug. 03, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 0	$ 9,471	$ 0
Payments to Acquire Businesses, Net of Cash Acquired			2,882	0	0
Goodwill		$ 154,114	$ 154,114	$ 156,488	$ 103,966
GenX Mobile Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 7,752
Payments to Acquire Businesses, Net of Cash Acquired	5,900
Goodwill	1,782
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Significant Inputs	1,000
Contingent consideration, maximum	1,400
Business Combination, Contingent Consideration, Liability	$ 1,375
Business Acquisition, Effective Date of Acquisition	Aug. 03, 2016
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		7,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 100